Other Long-term Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Long-term Liabilities
36	OTHER LONG-TERM LIABILITIES

	2017	2016
	RMB million	RMB million
Fair value of unredeemed points awarded under the Group’s frequent flyer programmes	2,030	1,750
Long-term duties and levies payable relating to finance leases	1,411	1,608
Other long-term payables	1,321	1,151

	4,762	4,509
Less: current portion included in other payables and accruals (note 32)	(1,038)	(635)

Long-term portion	3,724	3,874